Cover	Oct. 03, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Comcast Corporation (the “Company”) with the Securities and Exchange Commission on October 3, 2023 (the “Original Form 8-K”). The Original Form 8-K reported the appointment of Louise F. Brady as a director of the Company, but the Board of Directors of the Company (the “Board”) had not then determined her Board committee assignments.
Document Period End Date	Oct. 03, 2023
Entity File Number	001-32871
Entity Registrant Name	Comcast Corporation
Entity Central Index Key	0001166691
Entity Tax Identification Number	27-0000798
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	One Comcast Center
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103-2838
City Area Code	215
Local Phone Number	286-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, $0.01 par value
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	CMCSA
Security Exchange Name	NASDAQ
0.000% Notes due 2026
Title of 12(b) Security	0.000% Notes due 2026
Trading Symbol	CMCS26
Security Exchange Name	NASDAQ
0.250% Notes due 2027
Title of 12(b) Security	0.250% Notes due 2027
Trading Symbol	CMCS27
Security Exchange Name	NASDAQ
1.500% Notes due 2029
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	CMCS29
Security Exchange Name	NASDAQ
0.250% Notes due 2029
Title of 12(b) Security	0.250% Notes due 2029
Trading Symbol	CMCS29A
Security Exchange Name	NASDAQ
0.750% Notes due 2032
Title of 12(b) Security	0.750% Notes due 2032
Trading Symbol	CMCS32
Security Exchange Name	NASDAQ
1.875% Notes due 2036
Title of 12(b) Security	1.875% Notes due 2036
Trading Symbol	CMCS36
Security Exchange Name	NASDAQ
1.250% Notes due 2040
Title of 12(b) Security	1.250% Notes due 2040
Trading Symbol	CMCS40
Security Exchange Name	NASDAQ
5.50% Notes due 2029
Title of 12(b) Security	5.50% Notes due 2029
Trading Symbol	CCGBP29
Security Exchange Name	NYSE
2.0% Exchangeable Subordinated Debentures due 2029
Title of 12(b) Security	2.0% Exchangeable Subordinated Debentures due 2029
Trading Symbol	CCZ
Security Exchange Name	NYSE